091-21022

For Internal Use Only
Sec File No. 9-

Submit 1 Original
and 9 Copies

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**UNITED STATES**
**SECURITIES AND EXCHANGE COMMISSION**
**Washington, D.C. 20549**

# FORM 19b-4(e)

**Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934**

**READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM**

SEC
Mail Processing
Section
JUL 20 2016
Washington DC
412

**Part I** **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
Chicago Stock Exchange, Inc.
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
Trust
3. Class of New Derivative Securities Product:
Ownership of the Trust
4. Name of Underlying Instrument:
PowerShares DWA Momentum & Low Volatility Rotation Portfolio
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
Narrow-Based
6. Ticker Symbol(s) of New Derivative Securities Product:
DWLV
7. Market or Markets Upon Which Securities Comprising Underlying Instrument
Various
8. Settlement Methodology of New Derivative Securities Product:
See Prospectus
9. Position Limits of New Derivative Securities Product (if applicable):
See Prospectus

16018996

**Part II** **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
Michael J. Cardin

Title:
Director
Member Regulation Department

Telephone Number:
312-663-2204

Manual Signature of Official Responsible for Form:
Michael J. Cardin

Date:
July 18, 2016

| Act | Securities Exchange Act of 1934 |
|---|---|
| Section | 19b-4 |
| Rule | 19b-4(e) |
| Public Availability: | JUL 20 2016 |

SEC 2449 (6-01)

CHX CHICAGO STOCK EXCHANGE

RECEIVED

2016 JUL 20 PM 1:33

SEC / TM

SEC
Mail Processing
Section

JUL 20 2016

Washington DC
412

July 18, 2016

**By UPS**

Claudette Ransom
Division of Trading and Markets
Securities and Exchange Commission
100 F Street NE – Stop 7010
Washington, DC 20549

**Re: Form 19b-4(e) for exchange traded product**

Dear Ms. Ransom:

Pursuant to Rule 19b-4(e) of the Securities Exchange Act of 1934, I enclose for filing an original and four copies of the Form 19b-4(e) relating to the following exchange traded product:

| | |
|---|---|
| DWLV | PowerShares DWA Momentum & Low Volatility Rotation Portfolio |

If you have any questions about this filing, please contact the undersigned at (312) 663-2204 or Kevin Curtin at (312) 663-2252.

Sincerely,

Michael J. Cardin
Director
Member Regulation Department

Enclosures

| | |
|---|---|
| Act | Securities Exchange Act of 1934 |
| Section | 19b-4 |
| Rule | 19b-4(e) |
| Public Availability: | JUL 20 2016 |